Segment Information - Narrative (Details)	6 Months Ended
Jun. 30, 2022 undergoing_conversion segment operational_flng
Segment Reporting [Abstract]
Number of reportable segments | segment	3
Number of operational FLNG | operational_flng	1
Number of undergoing conversions | undergoing_conversion	1